Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Accounting policy

The statements of consolidated financial position and statements of consolidated operations are adjusted for post-closing events prior to the approval of the financial statements for issuance as long as they have a significant impact of the amounts presented at the closing date of the statement of financial position. If they do not, they are disclosed.

Detail of subsequent events

Considerations arising from the Russia-Ukraine war

Russia launched in February 2022 the invasion of Ukraine, which, in addition to creating humanitarian concerns, may also impact the health care ecosystem in the form of delayed clinical trials. Clinical trial sites originally appointed in Russia and Ukraine for the clinical trial NANORAY-312 were not actively opened at the time of such conflict and, consequently, did not recruit patients. While backup options are being identified and the replacement of such sites by sites located in other countries is actively conducted by the Company, it is currently impossible to exclude any delay in this clinical trial activity, even if no significant delay has been identified as of the date of issuance of this Annual Report.

Share capital increase

On March 11, 2022, the share capital of the Company was increased by a nominal amount of €1,500, through the issuance of 50,000 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,044,776.16 to €1,046,276.16, as a result of the definitive acquisition of 50,000 AGA 2020. Such acquisition was acknowledged by the Executive Board on March 11, 2022.